DESCRIPTION OF BUSINESS AND GENERAL	12 Months Ended
Dec. 31, 2017
Disclosure of description of business and general [Abstract]
DESCRIPTION OF BUSINESS AND GENERAL
NOTE 1   -      DESCRIPTION OF BUSINESS AND GENERAL

A.	Description of Business:

G. Willi-Food International Ltd. ("the Company") was incorporated in Israel in January 1994 and is engaged in the import, export, marketing and distribution of food products. Since May 1997, the Company's shares are listed on the NASDAQ Capital Market.

The Company is a subsidiary of Willi-Food Investments Ltd. ("the Parent Company"). The shares of the Parent Company are registered for trade on the Tel-Aviv Stock Exchange.

B.	Definitions:

The Company                               -          G. WILLI‑FOOD INTERNATIONAL LTD.

The Group	-	The Company and its Subsidiaries, a list of which is presented in Note 5.

Subsidiaries	-	Companies that are controlled by the Company (as defined in IAS 27) and whose accounts are consolidated with those of the Company.

Related Parties	-	As defined in IAS 24.

NIS	-	New Israeli Shekel.

CPI	-	The Israeli consumer price index.

US Dollars or $	-	The U.S. dollar.

Euro	-	The United European currency.